Consolidated statements of cash flows - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)		$ (9,286)	$ 5,313	$ 4,357
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangible assets		7,552	8,279	8,246
Depreciation of property and equipment		392	4,873	2,043
Stock-based compensation expense		287	7,149	503
Amortization of debt issuance costs and discount on debt		994	1,281	1,070
Deferred income taxes		(4,276)	(7,575)	(3,933)
Loss on extinguishment of debt			2,736
Loss on disposal of fixed assets		71	260	571
Compensation expense paid to seller		5,380		489
Loss/(gain) on foreign currency forward contracts		5,961	(10,702)	4,741
Other, net		341	(13)	23
Changes in operating assets and liabilities:
Accounts receivable		(10,980)	(15,392)	4,448
Inventories		(4,752)	(37,994)	(2,147)
Prepaid expenses and other assets		(2,146)	(635)	943
Accounts payable and accrued expenses		1,904	43,144	3,532
Other liabilities		232	1,396	787
Due to related parties		(89)		(1,154)
Net cash provided by (used in) operating activities		(8,415)	2,120	24,519
Cash flows from investing activities:
Acquisition, net of cash acquired	$ (237,900)	(237,891)
Purchase of property and equipment		(1,597)	(9,223)	(10,142)
Proceeds from sale of property and equipment			84
Acquisition of intangible assets				(100)
Net cash used in investing activities		(239,488)	(9,139)	(10,242)
Cash flows from financing activities:
Proceeds from revolving line of credit	145,000	15,250	5,500	27,150
Repayment of revolving line of credit		(5,600)	(13,200)	(29,100)
Proceeds from long term debt		145,000	172,749
Repayment of long term debt		(1,969)	(151,540)	(2,625)
Cash received from issuance of common stock		100	64,071	25
Cash received from issuance of preferred stock		105,041
Deferred offering costs paid			(7,821)	(391)
Proceeds from repayment of employee note receivable			7,912
Dividend paid			(68,000)
Debt issuance costs paid		(5,251)	(704)
Other, net			(657)
Net cash provided by (used in) financing activities		252,571	8,310	(4,941)
Net increase in cash		4,668	1,291	9,336
Cash - beginning of period			14,004	4,668
Cash - end of period		4,668	15,295	14,004
Supplemental disclosure of cash flow information:
Cash paid for interest		10,544	12,170	11,617
Cash paid for income taxes		3,948	8,466	7,790
Supplemental disclosure of noncash investing and financing activities:
Accretion of preferred stock to maximum redemption value		10,287	436,317	51,967
Deferred offering costs included in accounts payable and accrued expenses			193	829
Property and equipment acquired under capital leases			3,000
Property and equipment purchases included in accounts payable and accrued expenses			491	$ 200
Vesting of shares related to early exercise of common stock options			7,859
Note receivable issued to finance early exercise of common stock			(11,971)
Net repayment of note receivable with dividend proceeds			$ 4,060
Predecessor
Cash flows from operating activities:
Net income (loss)	1,093
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangible assets	11
Depreciation of property and equipment	30
Amortization of debt issuance costs and discount on debt	15
Deferred income taxes	1,967
Changes in operating assets and liabilities:
Accounts receivable	5,492
Inventories	(1,455)
Prepaid expenses and other assets	(237)
Accounts payable and accrued expenses	(6,032)
Other liabilities	2
Due to related parties	22
Net cash provided by (used in) operating activities	908
Cash flows from investing activities:
Purchase of property and equipment	(19)
Net cash used in investing activities	(19)
Cash flows from financing activities:
Net increase in cash	889
Cash - beginning of period	6,934	$ 7,823
Cash - end of period	$ 7,823